Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders - Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EPS Numerator-Basic
Income from continuing operations	$ 16,298	$ 11,179	$ 21,353
Less: Net income attributable to noncontrolling interests	29	36	47
Income from continuing operations attributable to Pfizer Inc.	16,269	11,143	21,306
Less: Preferred stock dividends––net of tax	1	1	1
Income from continuing operations attributable to Pfizer Inc. common shareholders	16,268	11,142	21,305
Discontinued operations––net of tax	4	10	2
Less: Discontinued operations––net of tax, attributable to noncontrolling interests	0	0	0
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders	4	10	2
Net income attributable to Pfizer Inc. common shareholders	16,272	11,152	21,307
EPS Numerator––Diluted
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions	16,269	11,143	21,306
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders	4	10	2
Net income attributable to Pfizer Inc. common shareholders and assumed conversions	$ 16,273	$ 11,153	$ 21,308
EPS Denominator
Weighted-average number of common shares outstanding––Basic	5,569.0	5,872.0	5,970.0
Common-share equivalents: stock options, stock issuable under employee compensation plans, convertible preferred stock and accelerated share repurchase agreements	106.0	105.0	89.0
Weighted-average number of common shares outstanding––Diluted	5,675.0	5,977.0	6,058.0
Cash dividends declared per share (in dollars per share)	$ 1.46	$ 1.38	$ 1.30
Equity Option [Member]
EPS Denominator
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans	2.0	2.0	36.0
Common Stock [Member]
EPS Denominator
Number of shares modified to accelerate vesting			15.2